Long-term Investments - Equity Securities without Readily Determinable Fair Values (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) company	Dec. 31, 2016 USD ($) company	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Equity Securities without Readily Determinable Fair Values
Long-term investments, net	$ 1,889,843	$ 1,318,207		$ 1,288,816	$ 1,212,640
Number of private companies | company	2	2
Initial cost basis	$ 1,191,225
Upward adjustments	166,553
Impairment	(55,289)
Foreign currency translation	(19,940)
Total carrying amount at the end of the period	1,282,549
Private company one
Equity Securities without Readily Determinable Fair Values
Initial cost basis		$ 120,000
Private company two
Equity Securities without Readily Determinable Fair Values
Initial cost basis		96,400
Private company three
Equity Securities without Readily Determinable Fair Values
Initial cost basis		91,500
Private company four
Equity Securities without Readily Determinable Fair Values
Initial cost basis		90,000
Cost Method/ Equity Securities Without Readily Determinable Fair Values
Equity Securities without Readily Determinable Fair Values
Long-term investments, net	1,282,549	782,291		866,613	554,921
Cost Method/ Equity Securities Without Readily Determinable Fair Values | ASU 2016-01 | Private equity funds | Pintec
Equity Securities without Readily Determinable Fair Values
Long-term investments, net			$ 27,400
Available for Sale Securities/ Equity Securities Readily Determinable Fair Values
Equity Securities without Readily Determinable Fair Values
Long-term investments, net	$ 165,936	$ 154,289		$ 107,372	$ 311,497
Available for Sale Securities/ Equity Securities Readily Determinable Fair Values | ASU 2016-01 | Private equity funds | Pintec
Equity Securities without Readily Determinable Fair Values
Long-term investments, net			$ 37,700